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      SEMIANNUAL REPORT  JUNE 30, 2000


                                   EATON VANCE
[PHOTO OF ICON]                      GREATER
                                      INDIA
                                      Fund

                                                              [EATON VANCE
                                                            75TH ANNIVERSARY
                                                                  LOGO]


[PHOTO OF ELEPHANT AND RIDES IN INDIA]

EATON VANCE GREATER INDIA FUND as of June 30, 2000
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INVESTMENT UPDATE
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Investment Environment
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- Following its blistering performance in 1999, India's stock market underwent a significant correction in the first half of 2000. Investors were concerned about an onging drought and predictions of a drier monsoon season. The instability of the U.S. technology sector contributed to nervousness about the near-term outlook for India's technology companies.

- We believe that India's long-term economic outlook remains positive. The government has estimated GDP growth in the 7% range for the current fiscal year. Meanwhile, as corporate profits continue to improve, inflation has slowed to the 6.4% level, allowing a modest lowering of interest rates by the Reserve Bank of India, the nation's central bank.

- India is becoming increasingly prominent among the world's global software powers. India's government anticipates exports of $5.5 billion in software products in 2000. India's Ministry of Commerce predicts that software exports will soar to $20 billion by 2008.

The Fund
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  Performance for the Past Six Months

- The Fund's Class A shares had a total return of -22.35% during the six months ended June 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.31 on June 30, 2000 from $11.99 on December 31, 1999.

- The Fund's Class B shares had a total return of -22.49% during the six months ended June 30, 2000.(1) This return resulted from a decrease in net asset value per share (NAV) to $9.03 on June 30, 2000 from $11.65 on December 31, 1999.

- The Bombay Stock Exchange Index -- an unmanaged index of common stocks traded in the India market -- had a total return of -11.03% for the six months ended June 30, 2000.(2)

  RECENT PORTFOLIO DEVELOPMENTS

- Due to their strong presence in India, the software and technology industries were predominant in the Portfolio at June 30, 2000. India is a leading producer of software, and with the surge in Internet-related applications, it has witnessed growing strong global demand for its products.

- Banking and finance companies have continued to play a prominent role in the Portfolio. The banking sector has benefited from India's increasingly sophisticated financial needs, as the nation accommodates rapid economic growth and rising personal wealth among consumers.

- The Portfolio also contains securities issued by Pakistani companies. Pakistan's economic growth has accelerated modestly in recent months.

  Selected Portfolio Investments

- Infosys Technologies Ltd. and DSQ Software were among the Portfolio's largest software holdings at June 30, 2000. Infosys is a major producer of financial software and has increased its Internet applications in recent years. DSQSoftware produces telecom and networking software and has achieved 90% earnings and revenue growth in the past year.

- HDFC Bank Ltd., the leading provider of financing for India's housing market, was the Portfolio's largest investment in the banking and finance area. HDFC is also active in the fast-growing business of financing consumer durables, such as automobiles and appliances, through a joint venture with GE Capital.

- The telecommunications sector has posted impressive growth in recent years, as phone penetration rates have risen sharply among India's expanding middle class. Sterlite Industries has participated in this growth as India's largest manufacturer of copper and fiber optic telecom cable.

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  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
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Fund Information
AS OF JUNE 30, 2000

Performance(3)                                         Class A       Class B
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                                                25.64%        24.72%
Five Years                                               2.77          2.15
Life of Fund+                                           -1.15         -1.64

SEC AVERAGE ANNUAL TOTAL RETURNS
(INCLUDING SALES CHARGE OR APPLICABLE CDSC)
-------------------------------------------------------------------------------
One Year                                                18.45%        19.72%
Five Years                                               1.55          1.78
Life of Fund+                                           -2.10         -1.64

+Inception date: 5/2/94


Ten Largest Equity Holdings(4)
---------------------------------------
Infosys Technologies Ltd.       10.3%
HDFC Bank Ltd.                   5.7
Larsen and Toubro Ltd.           4.9
Reliance Industries Ltd.         4.8
Hindustan Lever Ltd.             4.8
Nirma Ltd.                       4.7
Visualsoft (India)Ltd.           4.4
Hindalco Industries Ltd. GDR     4.4
Hughes Software Systems          4.1
Sterlite Industries Ltd.         3.6

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B shares.
(2) It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee. Class B returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year.
(4) Based on market value. Ten largest holdings represent 51.7% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investment in South Asia Portfolio, at
   value (identified cost, $25,914,037)   $32,441,643
Receivable for Fund shares sold                 6,522
-----------------------------------------------------
TOTAL ASSETS                              $32,448,165
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    27,220
Payable to affiliate for Trustees' fees           144
Accrued expenses                               26,056
-----------------------------------------------------
TOTAL LIABILITIES                         $    53,420
-----------------------------------------------------
NET ASSETS                                $32,394,745
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $30,421,328
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (4,140,145)
Accumulated net investment loss              (414,044)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         6,527,606
-----------------------------------------------------
TOTAL                                     $32,394,745
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 7,992,394
SHARES OUTSTANDING                            858,301
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.31
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.31)       $      9.88
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $24,402,351
SHARES OUTSTANDING                          2,701,907
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.03
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio        $    229,701
Expenses allocated from Portfolio             (344,410)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (114,709)
------------------------------------------------------

Expenses
------------------------------------------------------
Management fee                            $     49,754
Trustees fees and expenses                          52
Distribution and service fees
   Class A                                      24,669
   Class B                                     150,030
Transfer and dividend disbursing agent
   fees                                         27,565
Registration fees                               10,322
Custodian fee                                    5,374
Legal and accounting services                    5,068
Printing and postage                             4,234
Miscellaneous                                    7,671
------------------------------------------------------
TOTAL EXPENSES                            $    284,739
------------------------------------------------------

NET INVESTMENT LOSS                       $   (399,448)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
  (net of foreign taxes, $1,457,037)      $  5,671,207
   Foreign currency transactions              (156,338)
------------------------------------------------------
NET REALIZED GAIN                         $  5,514,869
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(14,693,160)
   Foreign currency                            (21,696)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(14,714,856)
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NET REALIZED AND UNREALIZED LOSS          $ (9,199,987)
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NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,599,435)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
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From operations --
   Net investment loss                    $       (399,448) $      (1,022,732)
   Net realized gain                             5,514,869         20,727,743
   Net change in unrealized appreciation
      (depreciation)                           (14,714,856)        12,420,553
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NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (9,599,435) $      32,125,564
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Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      5,510,677  $       7,296,226
      Class B                                    2,296,393          3,116,855
   Cost of shares redeemed
      Class A                                   (6,844,083)       (10,216,411)
      Class B                                   (5,278,999)       (37,106,547)
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NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     (4,316,012) $     (36,909,877)
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NET DECREASE IN NET ASSETS                $    (13,915,447) $      (4,784,313)
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Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     46,310,192  $      51,094,505
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AT END OF PERIOD                          $     32,394,745  $      46,310,192
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Accumulated net
investment loss included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $       (414,044) $         (14,596)
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STATEMENT OF CASH FLOWS

                                          PERIOD ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2000
-------------------------------------------------------
Cash Flows From (Used For) Operating
   Activities --
   Purchase of interests in South Asia
      Portfolio                           $  (7,807,763)
   Withdrawal of interests in South Asia
      Portfolio                              12,362,349
   Operating expenses paid                     (304,345)
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,250,241
-------------------------------------------------------
Cash Flows From (Used For) Financing
   Activities --
   Proceeds from shares sold              $   7,968,532
   Payments for shares redeemed             (12,218,773)
-------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $  (4,250,241)
-------------------------------------------------------

NET INCREASE IN CASH                      $          --
-------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $          --
-------------------------------------------------------

CASH AT END OF PERIOD                     $          --
-------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------
Net decrease in net assets from
   operations                             $  (9,599,435)
Decrease in payable to affiliate                     (1)
Decrease in accrued expenses                    (19,605)
Net decrease in investments                  13,869,282
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,250,241
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  --------------------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       ------------------------
                                  (UNAUDITED)(1)       1999(1)       1998(1)
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Net asset value -- Beginning
   of period                           $11.990          $ 5.780       $ 6.340
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Income (loss) from operations
------------------------------------------------------------------------------
Net investment loss                    $(0.089)         $(0.165)      $(0.082)
Net realized and unrealized
   gain (loss)                          (2.591)           6.375        (0.478)
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TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.680)         $ 6.210       $(0.560)
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.310          $11.990       $ 5.780
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TOTAL RETURN(2)                         (22.35)%         107.44%        (8.83)%
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Ratios/Supplemental Data
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 7,992          $11,640       $ 8,031
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            2.82%(4)         3.26%         3.18%
   Expenses after custodian
      fee reduction(3)                    2.79%(4)         3.24%         3.08%
   Net investment loss                   (1.64)%(4)       (2.07)%       (1.38)%
Portfolio Turnover of the
   Portfolio                                69%              80%           60%
------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)(1)      1999(1)     1998(1)       1997      1996(1)       1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $11.650        $ 5.660     $ 6.230     $ 5.910     $ 6.550     $ 9.840
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss                    $(0.120)       $(0.193)    $(0.110)    $(0.126)    $(0.099)    $(0.176)
Net realized and unrealized
   gain (loss)                          (2.500)         6.183      (0.460)      0.446      (0.541)     (3.114)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $(2.620)       $ 5.990     $(0.570)    $ 0.320     $(0.640)    $(3.290)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 9.030        $11.650     $ 5.660     $ 6.230     $ 5.910     $ 6.550
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (22.49)%       105.83%      (9.15)%      5.42%      (9.77)%    (33.43)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $24,402        $34,671     $43,063     $68,812     $74,661     $21,041
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            3.32%(4)       3.69%       3.69%       3.08%       2.88%       3.31%
   Expenses after custodian
      fee reduction                       3.29%(4)       3.67%       3.59%       3.05%       2.65%       2.90%
   Net investment loss                   (2.13)%(4)     (2.55)%     (1.87)%     (1.67)%     (1.46)%     (1.74)%
Portfolio Turnover of the
   Portfolio                                69%            80%         60%         48%         46%         38%
--------------------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Greater India Fund (the Fund) is a mutual fund seeking long-term capital appreciation through the purchase of an interest in a separate investment company which invests primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Fund is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (See Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in South Asia Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.8% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments, if any. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes had a capital loss carryover of $9,594,626 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. A portion of such capital loss carryovers were acquired through the Fund Reorganization (See Note 8) and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows: December 31, 2003 ($1,446,364), December 31, 2004 ($1,727,167), December 31, 2005 ($1,044,519), December 31, 2006 ($5,376,576).
   Additionally, at December 31, 1999, net currency loss of $13,814 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the Fund's next taxable year.

 D Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended June 30, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $49,754. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. In addition, investment adviser and administrative fees are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $7,348 from the Eaton Vance Greater India Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              503,531            900,385
    Redemptions                                       (616,139)        (1,319,065)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (112,608)          (418,680)
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              197,281            400,165
    Redemptions                                       (470,929)        (5,031,687)
    -----------------------------------------------------------------------------
    NET DECREASE                                      (273,648)        (4,631,522)
    -----------------------------------------------------------------------------

4 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund, without a sales charge, at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

5 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2000, increases and decreases in the Fund's investment in the Portfolio aggregated $7,807,763 and $12,362,349, respectively.

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and Class B (Class B Plan) (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940.

   The Class A Plan provides for the payment of a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an amount equal to the aggregate of (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year.

   The Class B Plan provides for the payment of a monthly distribution fee to EVD at an annual rate not to exceed 0.75% (annualized) of the Fund's average daily net assets attributable to Class B shares. The Fund will automatically discontinue payments to EVD under the Class B Plan during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the amount received by the Fund for each Class B share sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (See Note 7), daily amounts theretofore paid to EVD by Lloyd George Investment Management (Bermuda) Limited, investment adviser for the Portfolio (Adviser), in consideration of EVD's distribution effort. The amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,758,000 June 30, 2000. The amounts paid by the Adviser to EVD are equivalent to 0.15% of the Fund's average daily net assets attributable to Class B shares and are made from the Adviser's own resources, not Fund assets.

   Distribution fee payments are made for providing ongoing distribution services to the Fund. The amount payable to EVD by the Fund with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $15,998 and $112,498 for Class A and Class B shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.33% and 0.75% (annualized) of average daily net assets attributable to Class A and Class B shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in an amount equal to 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class B shares which have remained outstanding for more than one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the fund's average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. Such payments are made for personal services and/ or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. For the six months ended June 30, 2000, service fees amounted to $8,671, and $37,532 for Class A and Class B shares, representing 0.17% and 0.25% of average daily net assets attributable to Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the six months ended June 30, 2000, EVD received approximately $64,000 CDSC paid by Class B shareholders.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 84.1%

INDIA -- 84.1%

                                          SHARES           VALUE
----------------------------------------------------------------------
Apparel -- 0.0%
----------------------------------------------------------------------
Bata India Ltd.(1)                                   25    $        38
The dominate shoemaker of India.
----------------------------------------------------------------------
                                                           $        38
----------------------------------------------------------------------
Auto and Parts -- 2.4%
----------------------------------------------------------------------
Hero Honda Motors Ltd.                           35,500    $   785,134
Honda's motorcycle manufacturer and
distributor in India.
IFB Industries Ltd.(1)                               50              4
Manufacturer of high precision
engineering tools and
domestic appliances.
Motor Industries                                    388         31,718
A subsidiary of Robert Bosch of Germany
with a presence in the auto components
industry, with products such as spark
plugs and fuel injection pumps.
----------------------------------------------------------------------
                                                           $   816,856
----------------------------------------------------------------------
Banking and Finance -- 8.4%
----------------------------------------------------------------------
HDFC Bank Ltd.                                  336,966    $ 1,919,159
One of the fastest growing private
sector banks in India.
ICICI Bank Ltd.(1)                               64,050        928,725
Has emerged as one of India's leading
new private sector bank with emphasis
on technology.
----------------------------------------------------------------------
                                                           $ 2,847,884
----------------------------------------------------------------------
Banks and Money Services -- 0.0%
----------------------------------------------------------------------
Kotak Mahindra Finance Ltd.(2)                      300    $       487
Bill discounting and consumer financing.
Oriental Bank of Commerce(2)                        100             74
Public sector retail bank.
State Bank of India(2)                              100            507
The largest public sector commercial
bank in India, with over 8000 branches.
Engaged in retail banking and a range of
non-fund based activities.
----------------------------------------------------------------------
                                                           $     1,068
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Beverages -- 0.6%
----------------------------------------------------------------------
Tata Tea Ltd.(2)                                    100    $       743
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
United Breweries Ltd.(2)                        200,950        216,702
UB is the sub-continent's largest beer
manufacturer with a strong
brand portfolio.
----------------------------------------------------------------------
                                                           $   217,445
----------------------------------------------------------------------
Broadcasting and Cable -- 2.9%
----------------------------------------------------------------------
Zee Telefilms Ltd.                               99,000    $   993,437
Dominant television broadcaster in
India.
----------------------------------------------------------------------
                                                           $   993,437
----------------------------------------------------------------------
Chemicals -- 4.8%
----------------------------------------------------------------------
Reliance Industries Ltd.(2)                     212,794    $ 1,624,669
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
Tata Chemicals(2)                                 1,200          1,114
A diversified company with a major
presence in soda ash, caustic soda
and fertilizers.
Thermax Ltd.(2)                                   1,742          3,679
Niche supplier of boilers and pollution
control equipment.
----------------------------------------------------------------------
                                                           $ 1,629,462
----------------------------------------------------------------------
Computer Software -- 23.9%
----------------------------------------------------------------------
DSQ Software Ltd.(1)                             50,000    $ 1,064,222
One of the top software exporting
companies in India and has achieved the
SEI CMM Level 4 certification, with
strong presence in
CAD/CAM segment.
Hughes Software Systems(2)                       20,600      1,390,650
A computer software developer
specializing in
telecommunication software.
Infosys Technologies Ltd.                        18,800      3,502,674
India's dominant software
services provider.
Onward Technologies Ltd.(1)(2)                      500          2,453
Software unit of Novell India.
Satyam Computer Services                         10,000        667,928
One of the fastest growing software
service companies in India. A SEI-CMM
Level 5 company, with expertise in key
vertical segments such as insurance,
banking & telecom.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
Tata Infotech Ltd.                                   25            161
One of the largest information
technology service and solution
providers in India with interest in
software development, distribution,
networking, maintenance, support
and training.
Visualsoft (India) Ltd.                           9,300      1,485,948
Has a revenue mix unique in Indian
information technology services, with
software services and products
constituting over 90% of revenues. The
company has developed expertise in
Internet and e-commerce segments.
----------------------------------------------------------------------
                                                           $ 8,114,036
----------------------------------------------------------------------
Conglomerates -- 4.9%
----------------------------------------------------------------------
Larsen and Toubro Ltd.(2)                       303,300    $ 1,675,792
A diversified conglomerate with presence
in cement, engineering and construction
and information technology segments. It
is India's largest private sector
company in the engineering and
construction segment and the second
largest cement manufacturer with over
12mtpa capacity.
Indian Rayon and Industries Ltd.                      5              7
Diversified company with interests in
cement, textiles, rayon and
carbon black.
----------------------------------------------------------------------
                                                           $ 1,675,799
----------------------------------------------------------------------
Diversified Industry -- 3.6%
----------------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)                546    $        66
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
Grasim Industries Ltd.(1)                             1              6
A diversified conglomerate with interest
in viscose staple fibre (India's largest
producer), caustic soda, cement (third
largest producer in India) and gas based
sponge iron (third largest producer
in India).
Sterlite Industries Ltd.                         66,000      1,231,680
Market leader in telecom cable &
non-ferrous metal (copper). Sterlite is
globally competitive due to its size of
operation & vertical integration.
Thiru Arooran Sugars(2)                             100            116
A manufacturer of sugar and industrial
alcohol. Has also made foray into
cogeneration of power through bagasse.
----------------------------------------------------------------------
                                                           $ 1,231,868
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
BSES Ltd.(2)                                         50    $       275
A monopoly distributor of power in
suburban Bombay.
----------------------------------------------------------------------
                                                           $       275
----------------------------------------------------------------------
Engineering -- 0.9%
----------------------------------------------------------------------
Cummins India Ltd.(1)                                50    $       503
A 51% subsidiary of Cummins US, is a
leading manufacturer of IC engines for
industrial and power
generation industries.
Siemens India Ltd. (1)(2)                        44,100        300,354
A 51% subsidiary of Seimens, Germany, is
a leading player in power generation and
distribution equipment, industrial
projects, transportation systems,
communication and health care products.
----------------------------------------------------------------------
                                                           $   300,857
----------------------------------------------------------------------
Health and Personal Care -- 3.5%
----------------------------------------------------------------------
Cipla Ltd.                                       61,000    $ 1,180,312
Market leader in anti-bacterial,
anti-asthmetic, and anti-cancer entering
into segments of cardiovascular
and dermatology.
Wockhardt Ltd.(1)(2)                              2,000    $     2,056
Wockhardt Ltd.(1)                                   900          8,962
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain
killer segments.
----------------------------------------------------------------------
                                                           $ 1,191,330
----------------------------------------------------------------------
Household Products -- 4.8%
----------------------------------------------------------------------
Hindustan Lever Ltd.(1)(2)                       25,400    $ 1,613,511
A diversified multinational of the
Unilever group and a market leader in
soap and detergents, personal care &
food processing industries.
Reckitt and Colman of India Ltd.(1)                  50            230
Manufacturer of household products such
as mosquito repellent, surface cleaning
agents and antiseptic lotions.
----------------------------------------------------------------------
                                                           $ 1,613,741
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------
Information Technology -- 1.6%
----------------------------------------------------------------------
Rediff.com India Ltd. ADR(1)                     39,200    $   548,800
A leading Internet portal, which
develops and aggregates content (news,
editorial, stocks etc.), provides
e-commerce services.
----------------------------------------------------------------------
                                                           $   548,800
----------------------------------------------------------------------
Investment Services -- 4.8%
----------------------------------------------------------------------
Housing Development Finance(1)(2)                54,000    $   676,119
The market leader in the Indian mortgage
finance market with a strong brand in
the Indian retail finance industry.
ICICI Ltd.                                          150            421
Development finance company supporting
infrastructure projects.
ICICI Ltd. ADR                                   50,000        937,500
Development finance company supporting
infrastructure projects.
----------------------------------------------------------------------
                                                           $ 1,614,040
----------------------------------------------------------------------
Lodging and Gaming -- 0.0%
----------------------------------------------------------------------
Hotel Leela Venture Ltd.(2)                         550    $       248
Operates business hotels and a beach
resort in Bombay and Goa, respectively.
----------------------------------------------------------------------
                                                           $       248
----------------------------------------------------------------------
Manufacturing -- 2.5%
----------------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.(2)                  95,500    $   832,764
Subsidiary of British Gas involved in
gas distribution in India.
----------------------------------------------------------------------
                                                           $   832,764
----------------------------------------------------------------------
Media -- 2.3%
----------------------------------------------------------------------
UTV Software Communications Ltd.(3)              68,600    $   768,197
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite
television channels.
----------------------------------------------------------------------
                                                           $   768,197
----------------------------------------------------------------------
Medical Products -- 3.1%
----------------------------------------------------------------------
Ranbaxy Laboratories Ltd.(1)                     80,514    $ 1,039,740
Presence in anti-bacterial and
antibiotics segments, and a major
exporter of bulk drugs
and formulations.
----------------------------------------------------------------------
                                                           $ 1,039,740
----------------------------------------------------------------------
                                          SHARES           VALUE
----------------------------------------------------------------------
Metals - Industrial -- 4.4%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     75,000    $ 1,481,250
India's second largest aluminum producer
and lowest cost producer in the world.
Tata Iron and Steel Co. Ltd.(2)                      56    $       148
India's most profitable steel company.
----------------------------------------------------------------------
                                                           $ 1,481,398
----------------------------------------------------------------------
Miscellaneous Materials and Commodities -- 0.0%
----------------------------------------------------------------------
Flex Industries Ltd.(1)                           4,274    $     1,220
An intergrated player in the packaging
industry, manufacturing flexible
packaging materials.
----------------------------------------------------------------------
                                                           $     1,220
----------------------------------------------------------------------
Oil and Gas - Integrated -- 0.0%
----------------------------------------------------------------------
Hindustan Petroleum                                 300    $       825
One of the top three oil refining and
marketing companies in India.
----------------------------------------------------------------------
                                                           $       825
----------------------------------------------------------------------
Personal Products and Chemicals -- 4.7%
----------------------------------------------------------------------
Nirma Ltd. (1)                                   80,000    $ 1,580,291
A major leader in the soap and
detergent market.
----------------------------------------------------------------------
                                                           $ 1,580,291
----------------------------------------------------------------------
Property -- 0.0%
----------------------------------------------------------------------
Gesco Corp. Ltd.                                     70    $        16
Engaged in real estate & property
development - a hive-off division of
GE Shipping.
----------------------------------------------------------------------
                                                           $        16
----------------------------------------------------------------------
Telecommunications -- 0.0%
----------------------------------------------------------------------
Mahangar Telephone Nigam Ltd.(2)                  1,100    $     5,286
Government owned monopoly provider of
fixed wire telephone services in India's
major cities of Bombay and Delhi.
----------------------------------------------------------------------
                                                           $     5,286
----------------------------------------------------------------------
Transportation -- 0.0%
----------------------------------------------------------------------
Great Eastern Shipping Co.(2)                       630    $       219
Diversified company with interests in
shipping and property development.
----------------------------------------------------------------------
                                                           $       219
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES           VALUE
----------------------------------------------------------------------

Transportation (continued)
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $22,001,535)                           $28,507,140
----------------------------------------------------------------------
Total Investments -- 84.1%
   (identified cost $22,001,535)                           $28,507,140
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 15.9%                    $ 5,373,463
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $33,880,603
----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio on June 30, 2000 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At June 30, 2000 the aggregate value of these securities amounted to $284,176 representing 0.8% of the Portfolio's net assets (Note 5).
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

TOP TEN HOLDINGS

                                                                              PERCENTAGE
  COMPANY                           INDUSTRY SECTOR                           OF NET ASSETS  VALUE
  -----------------------------------------------------------------------------------------------------
  Infosys Technologies Ltd.         Computer Software                               10.3%    $3,502,674
  HDFC Bank Ltd.                    Banking and Finance                              5.7      1,919,159
  Larsen and Toubro Ltd.            Conglomerates                                    4.9      1,675,792
  Reliance Industries Ltd.          Chemicals                                        4.8      1,624,669
  Hindustan Lever Ltd.              Household Products                               4.8      1,613,511
  Nirma Ltd.                        Personal Products                                4.7      1,580,291
                                      and Chemicals
  Visualsoft (India) Ltd.           Computer Software                                4.4      1,485,948
  Hindalco Industries Ltd. GDR      Metals - Industrial                              4.4      1,481,250
  Hughes Software Systems           Computer Software                                4.1      1,390,650
  Sterlite Industries Ltd.          Diversified Industry                             3.6      1,231,680

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Computer Software                               23.9     $8,114,036
Banking and Finance                              8.4      2,847,884
Conglomerates                                    4.9      1,675,799
Chemicals                                        4.8      1,629,462
Investment Services                              4.8      1,614,040
Household Products                               4.8      1,613,741
Personal Products and Chemicals                  4.7      1,580,291
Metals - Industrial                              4.4      1,481,398
Diversified Industry                             3.6      1,231,868
Health and Personal Care                         3.5      1,180,312

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $22,001,535)         $28,507,140
Cash                                          534,059
Foreign currency, at value
   (identified cost, $4,668,074)            4,648,164
Receivable for investments sold             1,809,508
Dividends receivable                           45,788
-----------------------------------------------------
TOTAL ASSETS                              $35,544,659
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,613,534
Payable to affiliate for Trustees' fees           787
Accrued expenses                               49,735
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,664,056
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $33,880,603
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $27,396,691
Net unrealized appreciation (computed on
   the basis of identified cost)            6,483,912
-----------------------------------------------------
TOTAL                                     $33,880,603
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends                                 $    239,878
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    239,878
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    157,287
Administration fee                              52,096
Trustees fees and expenses                       3,084
Custodian fee                                   97,833
Legal and accounting services                   46,735
Miscellaneous                                    9,593
------------------------------------------------------
TOTAL EXPENSES                            $    366,628
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $      6,768
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $      6,768
------------------------------------------------------
NET EXPENSES                              $    359,860
------------------------------------------------------
NET INVESTMENT LOSS                       $   (119,982)
------------------------------------------------------

Realized and Unrealized
Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $1,519,757)  $  6,160,193
   Foreign currency transactions              (163,258)
------------------------------------------------------
NET REALIZED GAIN                         $  5,996,935
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,566,947)
   Foreign currency                            (22,559)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(15,589,506)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,592,571)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,712,553)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment loss                    $       (119,982) $        (411,907)
   Net realized gain                             5,996,935         21,356,789
   Net change in unrealized appreciation
      (depreciation)                           (15,589,506)        13,106,670
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (9,712,553) $      34,051,552
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      8,232,880  $      10,651,675
   Withdrawals                                 (12,917,892)       (49,158,808)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     (4,685,012) $     (38,507,133)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS                $    (14,397,565) $      (4,455,581)
-----------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     48,278,168  $      52,733,749
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     33,880,603  $      48,278,168
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          PERIOD ENDED
INCREASE (DECREASE) IN CASH               JUNE 30, 2000
-------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $ (23,240,379)
   Proceeds from sale of investments         31,906,502
   Dividends and interest received              224,829
   Operating expenses paid                     (414,633)
   Foreign taxes paid                        (1,519,756)
   Foreign currency transactions             (2,604,111)
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,352,452
-------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $   8,232,880
   Payments for capital withdrawals         (12,917,892)
-------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $  (4,685,012)
-------------------------------------------------------

NET DECREASE IN CASH                      $    (332,560)
-------------------------------------------------------

CASH AT BEGINNING OF PERIOD               $     866,619
-------------------------------------------------------

CASH AT END OF PERIOD                     $     534,059
-------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
-------------------------------------------------------
Net decrease in net assets from
   operations                             $  (9,712,553)
Increase in receivable for investments
   sold                                      (1,789,180)
Increase in foreign currency                 (2,418,294)
Increase in dividends, interest and
   other receivables                            (15,049)
Increase in payable for investments
   purchased                                  1,613,534
Decrease in payable to affiliate                   (106)
Decrease in accrued expenses and other
   liabilities                                  (54,667)
Net decrease in investments                  16,728,767
-------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $   4,352,452
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.76%(1)       2.09%       1.97%       1.61%       1.51%       1.76%
   Expenses after custodian
      fee reduction                       1.73%(1)       2.07%       1.87%       1.58%       1.28%       1.35%
   Net investment loss                   (0.58)%(1)     (0.94)%     (0.16)%     (0.20)%     (0.11)%     (0.18)%
Portfolio Turnover                          69%            80%         60%         48%         46%         38%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $33,881        $48,278     $52,734     $84,175     $106,923    $37,435
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $157,287. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the administration fee was 0.25% (annualized) of average net assets and amounted to $52,096. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2000, purchases and sales of investments, other than short-term obligations, aggregated $23,771,203 and $32,613,167 respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $22,001,535
    -----------------------------------------------------
    Gross unrealized appreciation             $ 9,417,169
    Gross unrealized depreciation              (2,911,564)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 6,505,605
    -----------------------------------------------------

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

SOUTH ASIA PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENT (UNAUDITED) CONT'D

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

7 Subsequent Event
-------------------------------------------
   Effective September 15, 2000, Zaheer Sitabkhan will assume sole responsibility for managing the South Asia Portfolio. Mr. Sitabkhan is currently co-portfolio manager of the South Asia Portfolio.

EATON VANCE GREATER INDIA FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE GREATER INDIA FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SOUTH ASIA PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

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SPONSOR AND MANAGER OF
EATON VANCE GREATER INDIA FUND
AND Administrator of South Asia Portfolio
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADVISER OF SOUTH ASIA PORTFOLIO
Lloyd George Investment Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong


PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, Inc.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122






EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




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   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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142-8/00                                                                  GISRC
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